Exposure to Russia	6 Months Ended
Jun. 30, 2023
Exposure to Russia [Abstract]
Exposure to Russia [text block]	Exposure to Russia As disclosed in the Annual Report 2022, Deutsche Bank continues to have limited exposure to Russia. The following table provides an overview of total Russian exposures, including overnight deposits with the Central Bank of Russia in the amount of € 0.7 billion as of June 30, 2023 (€ 0.8 billion as of December 31, 2022) and other receivables, which are subject to IFRS 9 impairment, and correspondent allowance for credit losses by stages as of June 30, 2023 and December 31, 2022. Breakdown of total exposure and allowance for credit losses by stages Jun 30, 2023 Dec 31, 2022 in € m. Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Stage 1 105 0 59 209 0 59 Stage 2 1,032 6 435 1,182 10 375 Stage 3 277 46 106 336 68 152 Total 1,414 53 599 1,726 79 586 1 Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of June 30, 2023 and € 11 million as of December 31, 2022 Total exposure of € 1.4 billion consists of € 0.7 billion loan exposure to Russia, € 37 million of undrawn commitments and € 0.7 billion of unsecured overnight deposits in Rubles with the Central Bank of Russia (which continues to be reflected in Stage 2 as of June 30, 2023); the residual unsecured exposure, excluding the unsecured overnight deposits in Rubles with the Central Bank of Russia, is mainly driven by loans with large Russian companies.